Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2017	Jun. 30, 2017	Dec. 15, 2016	Jun. 30, 2016
Statement of Financial Position [Abstract]
Preferred Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, authorized	5,000,000	5,000,000	10,000,000	5,000,000
Preferred Stock, issued	0	0		0
Preferred Stock, outstanding	0	0		0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001
Common stock, authorized	45,000,000	45,000,000	300,000,000	45,000,000
Common stock, issued	19,184,583	19,075,050		15,375,981
Common stock, outstanding	19,184,583	19,075,050		15,375,981